GOF P13 12/15

SUPPLEMENT DATED DECEMBER 1, 2015

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Templeton Foreign Smaller Companies Fund)

TEMPLETON GLOBAL SMALLER COMPANIES FUND

The prospectus is amended as follows:

I.                   For the Templeton Foreign Smaller Companies Fund the “Fund Summary – Investment Manager and Sub-Advisor” sections on page 8 are revised as follows:

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Sub-Advisor

Franklin Templeton Investments Corp. (FTIC)

II.     For the Templeton Global Smaller Companies Fund the “Fund Summary – Investment Manager and Sub-Advisor” sections on page 7 are revised as follows:

Investment Manager

Templeton Investment Counsel, LLC (Investment Counsel)

Sub-Advisor

Franklin Templeton Investments Corp. (FTIC)

III.       For the Templeton Foreign Smaller Companies Fund the first two paragraphs in the “Fund Details – Management” section beginning on page 17 are revised as follows:

Templeton Investment Counsel, LLC (Investment Counsel), 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923 is the Fund's investment manager. Together, Investment Counsel and its affiliates manage as of October 31, 2015, over $801 billion in assets, and have been in the investment management business since 1947.

Under an agreement with Investment Counsel, Franklin Templeton Investments Corp. (FTIC), 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H 3T4, is the Fund's sub-advisor. FTIC provides Investment Counsel with investment management advice and assistance. For purposes of the Fund's investment strategies, techniques and risks, the term "investment manager" includes any sub-advisor.

IV.       For the Templeton Global Smaller Companies Fund the first two paragraphs in the “Fund Details – Management” section beginning on page 18 are revised as follows:

Templeton Investment Counsel, LLC (Investment Counsel), 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923 is the Fund's investment manager. Together, Investment Counsel and its affiliates manage as of October 31, 2015, over $801 billion in assets, and have been in the investment management business since 1947.

Under an agreement with Investment Counsel, Franklin Templeton Investments Corp. (FTIC), 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H 3T4, is the Fund's sub-advisor. FTIC provides Investment Counsel with investment management advice and assistance. For purposes of the Fund's investment strategies, techniques and risks, the term "investment manager" includes any sub-advisor.

V.        The following is added to the Templeton Foreign Smaller Companies Fund “Fund Details – Management” section beginning on page 17:
Manager of Managers Structure

Investment Counsel and the Trust has received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby Investment Counsel, as the Fund’s investment manager, can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisors.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, Investment Counsel has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. Investment Counsel will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, Investment Counsel will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

VI.       The following is added to Templeton Global Smaller Companies Fund “Fund Details – Management” section beginning on page 18:

Manager of Managers Structure

Investment Counsel and the Trust has received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby Investment Counsel, as the Fund’s investment manager, can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisors.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, Investment Counsel has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. Investment Counsel will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, Investment Counsel will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Please keep this supplement with your prospectus for future reference.